Trade and other receivables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Trade and other receivables
Trade receivables - third parties	$ 12,000	$ 6,090
Deposits	195,446	147,437
Prepayments	136,772	112,016
Interest receivables	10,931	5,539
Total	$ 355,149	$ 271,082